Segment Information - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Property States
Segment Reporting Information [Line Items]
Number of owned or owned interests of apartment communities	151
Number of states in which apartment units are located	12
Percentage of Total Public Multifamily REIT Units	1.00%
Period properties owned and stabilized	12 years
Large Market Same Store [Member]
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	communities in markets with a population of at least one million and at least 1% of the total public multifamily REIT units; and that we have owned and have been stabilized for at least a full 12 months and have not been classified as held for sale.
Secondary Market Same Store [Member]
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	communities in markets with populations of more than one million but less than one percent of the total public multifamily REIT units or in markets with a population of less than one million; and that we have owned and have been stabilized for at least a full 12 months and have not been classified as held for sale.
Non Same Store And Other [Member]
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	recent acquisitions, communities in development or lease-up and communities that have been identified as a disposition by the Board of Directors. Also included in non same store communities are non multifamily activities, which represent less than 1% of our portfolio.